As filed with the Securities and Exchange Commission on February 21, 2023

Securities Act File No. 333-221764

Investment Company Act File No. 811-23312

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933	☒
Post-effective Amendment No. 28	☒

AND/OR

REGISTRATION STATEMENT

UNDER

THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 31	☒

Impact Shares Trust I

(Exact Name of Registrant as Specified in Charter)

5950 Berkshire Lane

Suite 1420

Dallas, Texas 75225

(Address of Principal Executive Offices)

(469) 442-8424

(Registrant’s Telephone Number)

Ethan Powell

5950 Berkshire Lane

Suite 1420

Dallas, Texas 75225

(Name and Address of Agent for Service)

Copies of Communications to:

Brian D. McCabe, Esq.

Ropes & Gray LLP

Prudential Tower, 800 Boylston Street

Boston, Massachusetts 02199

It is proposed that this filing will become effective (check applicable box):

☐	immediately upon filing pursuant to Rule 485(b)
☒	on March 23, 2023 pursuant to Rule 485(b)
☐	60 days after filing pursuant to Rule 485(a)(1)
☐	on October 22, 2019 pursuant to Rule 485(a)(1)
☐	75 days after filing pursuant to Rule 485(a)(2)
☐	on (date) pursuant to Rule 485(a)(2)

If appropriate, check the following box:

☒	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

EXPLANATORY NOTE

Parts A, B and C to Impact Shares Trust I’s (the “Registrant”) Post-Effective Amendment No. 24 to the Registration Statement under the Securities Act of 1933, as amended (the “Securities Act”), and Amendment No.  27 to the Registrant’s Registration Statement under the Investment Company Act of 1940, as amended, filed with the Securities and Exchange Commission on October  11, 2022 (the “Post-Effective Amendment”), are incorporated herein by reference. The Post-Effective Amendment was originally scheduled to become effective on December 25, 2023.

On December 22, 2022, the Registrant submitted  Post-Effective Amendment No. 26 to its Registration Statement under the Securities Act and Amendment No. 29 to its Registration Statement under the Investment Company Act (the “First Delaying Amendment”) solely to designate January 24, 2023 as the new effective date for the Post-Effective Amendment pursuant to Rule 485(b) under the Securities Act. The First Delaying Amendment is incorporated herein by reference. On January 23, 2023, the Registrant submitted Post-Effective Amendment No. 27 to its Registration Statement under the Securities Act and Amendment No. 30 to its Registration Statement under the Investment Company Act (the “Second Delaying Amendment”) solely to designate February 22, 2023 as the new effective date for the Post-Effective Amendment pursuant to Rule 485(b) under the Securities Act. The Second Delaying Amendment is incorporated herein by reference.

The Registrant is submitting this Post-Effective Amendment No. 28 to its Registration Statement under the Securities Act and Amendment No. 31 to its Registration Statement under the Investment Company Act solely to designate March 23, 2023 as the new effective date for the Post-Effective Amendment pursuant to Rule 485(b) under the Securities Act.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended (the “Securities Act”), and the Investment Company Act of 1940, as amended (the “1940 Act”), Registrant certifies that it meets all of the requirements for effectiveness under rule 485(b) under the Securities Act and has duly caused this Post-Effective Amendment No. 28 under the Securities Act to be signed on its behalf by the undersigned, duly authorized, in the City of Dallas, State of Texas on this 21st day of February, 2023.

By:	/s/ Ethan Powell
Ethan Powell
President and Treasurer

Pursuant to the requirements of the Securities Act, this Post-Effective Amendment No. 28 to Registrant’s Registration Statement on Form N-1A has been signed below by the following persons in the capacities and on the dates indicated.

Signature	Title	Date

/s/ Ethan Powell	Trustee	February 21, 2023
Ethan Powell

/s/ Kathleen Legg* Kathleen Legg	Trustee	February 21, 2023

/s/ Winston Lowe*	Trustee	February 21, 2023
Winston Lowe

By:	/s/ Ethan Powell
Ethan Powell
Attorney in Fact*

*

Pursuant to Power of Attorney dated April 11, 2018 incorporated herein by reference to Pre-Effective Amendment No. 2 to the Registrant’s Registration Statement on Form N-1A, File No. 333-221764, filed on May 8, 2018.